CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 1,328	$ 1,508
Restricted cash	1,068	504
Restricted marketable securities (Note 3)		136
Trade receivables (net of allowance for doubtful accounts of $47 and $44 at December 31, 2017 and 2016, respectively)	1,391	5,305
Other accounts receivable and prepaid expenses (Note 4)	334	343
Total current assets	4,121	7,796
LONG-TERM ASSETS:
Severance pay fund	856	752
Property and equipment, net (Note 5)	148	198
Intangible assets, net (Note 6)	42	63
Goodwill	3,479	3,479
Total long-term assets	4,525	4,492
Total assets	8,646	12,288
CURRENT LIABILITIES:
Trade payables	1,288	4,086
Deferred revenues	1,744	1,374
Accrued expenses and other liabilities (Note 7)	2,498	3,756
Liabilities of discontinued operations (Note 1b)	185	132
Total current liabilities	5,715	9,348
LONG-TERM LIABILITIES:
Accrued severance pay	1,073	914
Deferred tax liability (Note 9)	146	166
Total long-term liabilities	1,219	1,080
COMMITMENTS AND CONTINGENT LIABILITIES (Note 8)
SHAREHOLDERS' EQUITY (Note 11):
Share capital - Ordinary shares of NIS 0.03 par value - Authorized: 6,666,667 shares at December 31, 2017 and 2016; Issued: 3,120,684 and 2,899,314 shares at December 31, 2017 and 2016, respectively; Outstanding: 3,118,884 and 2,897,314 shares at December 31, 2017 and 2016, respectively	25	23
Additional paid-in capital	28,188	26,569
Treasury shares at cost (1,800 Ordinary shares at December 31, 2017 and 2016)	(29)	(29)
Accumulated other comprehensive income		1
Accumulated deficit	(26,472)	(24,704)
Total shareholders' equity	1,712	1,860
Total liabilities and shareholders' equity	$ 8,646	$ 12,288